Premises and Equipment - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation and amortization	¥ 162,676	¥ 161,152	¥ 155,549
Premises and equipment under capital leases
Property, Plant and Equipment [Line Items]
Premises and equipment under capital leases	69,077	58,783
Premises and equipment under capital leases, accumulated depreciation and amortization	¥ 34,733	¥ 33,249